Intangible Assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Software	223,381	223,381	28,608
Internally developed software	62,688,252	66,401,141	8,503,918
Less: accumulated amortization	(47,575,044)	(50,039,806)	(6,408,540)
Intangible assets, net	15,336,589	16,584,716	2,123,986

Schedule of Expected Amortization Expense

Amortization expense expected for the next five years is as follows:

Year ending December 31,	HK$	US$
2024 (remaining)	3,647,062	467,075
2025	6,450,466	826,104
2026	4,891,823	626,490
2027	1,595,365	204,317
2028	-	-
Total	16,584,716	2,123,986